Annual Total Returns	0 Months Ended
Oct. 01, 2012
(WFA Equity Gateway Funds - Administrator) | (Wells Fargo Advantage C&B Large Cap Value Fund) | Administrator Class
Bar Chart Table:
Annual Return 2002	(10.89%)
Annual Return 2003	33.46%
Annual Return 2004	12.56%
Annual Return 2005	0.52%
Annual Return 2006	21.91%
Annual Return 2007	(1.86%)
Annual Return 2008	(35.93%)
Annual Return 2009	28.05%
Annual Return 2010	13.68%
Annual Return 2011	(0.61%)
(WFA Equity Gateway Funds - Administrator) | (Wells Fargo Advantage Diversified Equity Fund) | Administrator Class
Bar Chart Table:
Annual Return 2002	(21.96%)
Annual Return 2003	29.43%
Annual Return 2004	10.76%
Annual Return 2005	6.52%
Annual Return 2006	14.21%
Annual Return 2007	5.87%
Annual Return 2008	(39.19%)
Annual Return 2009	28.54%
Annual Return 2010	14.83%
Annual Return 2011	(2.59%)
(WFA Equity Gateway Funds - Administrator) | (Wells Fargo Advantage Diversified Small Cap Fund) | Administrator Class
Bar Chart Table:
Annual Return 2002	(14.55%)
Annual Return 2003	43.93%
Annual Return 2004	19.11%
Annual Return 2005	6.74%
Annual Return 2006	13.20%
Annual Return 2007	(0.79%)
Annual Return 2008	(37.90%)
Annual Return 2009	32.56%
Annual Return 2010	27.35%
Annual Return 2011	(5.08%)
(WFA Equity Gateway Funds - Administrator) | (Wells Fargo Advantage Emerging Growth Fund) | Administrator Class
Bar Chart Table:
Annual Return 2004
Annual Return 2005
Annual Return 2006
Annual Return 2007
Annual Return 2008	(47.12%)
Annual Return 2009	32.82%
Annual Return 2010	31.99%
Annual Return 2011	5.16%
(WFA Equity Gateway Funds - Administrator) | (Wells Fargo Advantage Equity Value Fund) | Administrator Class
Bar Chart Table:
Annual Return 2004	15.27%
Annual Return 2005	10.36%
Annual Return 2006	17.49%
Annual Return 2007	8.11%
Annual Return 2008	(41.15%)
Annual Return 2009	24.92%
Annual Return 2010	17.12%
Annual Return 2011	(7.97%)
(WFA Equity Gateway Funds - Administrator) | (Wells Fargo Advantage Index Fund) | Administrator Class
Bar Chart Table:
Annual Return 2002	(22.28%)
Annual Return 2003	28.02%
Annual Return 2004	10.51%
Annual Return 2005	4.64%
Annual Return 2006	15.47%
Annual Return 2007	5.22%
Annual Return 2008	(37.22%)
Annual Return 2009	26.25%
Annual Return 2010	14.82%
Annual Return 2011	1.90%
(WFA Equity Gateway Funds - Administrator) | (Wells Fargo Advantage International Value Fund) | Administrator Class
Bar Chart Table:
Annual Return 2004	25.73%
Annual Return 2005	10.64%
Annual Return 2006	28.88%
Annual Return 2007	2.98%
Annual Return 2008	(43.80%)
Annual Return 2009	30.85%
Annual Return 2010	7.33%
Annual Return 2011	(12.43%)
(WFA Equity Gateway Funds - Administrator) | (Wells Fargo Advantage Small Company Growth Fund) | Administrator Class
Bar Chart Table:
Annual Return 2002	(29.60%)
Annual Return 2003	50.36%
Annual Return 2004	13.29%
Annual Return 2005	4.13%
Annual Return 2006	9.77%
Annual Return 2007	3.49%
Annual Return 2008	(44.67%)
Annual Return 2009	46.90%
Annual Return 2010	35.08%
Annual Return 2011	(3.27%)
(WFA Equity Gateway Funds - Administrator) | (Wells Fargo Advantage Small Company Value Fund) | Administrator Class
Bar Chart Table:
Annual Return 2002	(6.34%)
Annual Return 2003	43.68%
Annual Return 2004	23.49%
Annual Return 2005	9.70%
Annual Return 2006	13.25%
Annual Return 2007	(13.80%)
Annual Return 2008	(39.48%)
Annual Return 2009	45.23%
Annual Return 2010	26.95%
Annual Return 2011	(4.09%)
(WFA Equity Gateway Funds - Institutional) | (Wells Fargo Advantage C&B Large Cap Value Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002	(10.89%)
Annual Return 2003	33.46%
Annual Return 2004	12.76%
Annual Return 2005	0.93%
Annual Return 2006	22.09%
Annual Return 2007	(1.60%)
Annual Return 2008	(35.63%)
Annual Return 2009	28.03%
Annual Return 2010	14.28%
Annual Return 2011	(0.45%)
(WFA Equity Gateway Funds - Institutional) | (Wells Fargo Advantage Emerging Growth Fund) | Institutional Class
Bar Chart Table:
Annual Return 2004
Annual Return 2005
Annual Return 2006
Annual Return 2007
Annual Return 2008	(47.04%)
Annual Return 2009	33.08%
Annual Return 2010	32.45%
Annual Return 2011	5.47%
(WFA Equity Gateway Funds - Institutional) | (Wells Fargo Advantage Equity Value Fund) | Institutional Class
Bar Chart Table:
Annual Return 2004	15.27%
Annual Return 2005	10.36%
Annual Return 2006	17.56%
Annual Return 2007	8.35%
Annual Return 2008	(40.98%)
Annual Return 2009	25.11%
Annual Return 2010	17.34%
Annual Return 2011	(7.76%)
(WFA Equity Gateway Funds - Institutional) | (Wells Fargo Advantage International Value Fund) | Institutional Class
Bar Chart Table:
Annual Return 2004	25.73%
Annual Return 2005	10.64%
Annual Return 2006	28.95%
Annual Return 2007	3.23%
Annual Return 2008	(43.70%)
Annual Return 2009	31.09%
Annual Return 2010	7.53%
Annual Return 2011	(12.20%)
(WFA Equity Gateway Funds - Institutional) | (Wells Fargo Advantage Small Company Growth Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002	(29.60%)
Annual Return 2003	50.36%
Annual Return 2004	13.29%
Annual Return 2005	4.13%
Annual Return 2006	9.77%
Annual Return 2007	3.49%
Annual Return 2008	(44.59%)
Annual Return 2009	47.20%
Annual Return 2010	35.36%
Annual Return 2011	(2.99%)
(WFA Equity Gateway Funds - Institutional) | (Wells Fargo Advantage Small Company Value Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002	(6.34%)
Annual Return 2003	43.68%
Annual Return 2004	23.49%
Annual Return 2005	9.70%
Annual Return 2006	13.25%
Annual Return 2007	(13.80%)
Annual Return 2008	(39.48%)
Annual Return 2009	45.23%
Annual Return 2010	27.05%
Annual Return 2011	(3.86%)
(WFA Equity Gateway Funds - Investor) | (Wells Fargo Advantage C&B Large Cap Value Fund) | Investor Class
Bar Chart Table:
Annual Return 2002	(10.89%)
Annual Return 2003	33.46%
Annual Return 2004	12.50%
Annual Return 2005	0.30%
Annual Return 2006	21.56%
Annual Return 2007	(2.11%)
Annual Return 2008	(36.01%)
Annual Return 2009	27.46%
Annual Return 2010	13.73%
Annual Return 2011	(0.89%)
(WFA Equity Gateway Funds - Investor) | (Wells Fargo Advantage Emerging Growth Fund) | Investor Class
Bar Chart Table:
Annual Return 2004
Annual Return 2005
Annual Return 2006
Annual Return 2007
Annual Return 2008	(47.24%)
Annual Return 2009	32.36%
Annual Return 2010	31.78%
Annual Return 2011	4.95%
(WFA Equity Gateway Funds - Investor) | (Wells Fargo Advantage Index Fund) | Investor Class
Bar Chart Table:
Annual Return 2002	(22.44%)
Annual Return 2003	27.77%
Annual Return 2004	10.29%
Annual Return 2005	4.43%
Annual Return 2006	15.24%
Annual Return 2007	5.01%
Annual Return 2008	(37.34%)
Annual Return 2009	25.99%
Annual Return 2010	14.39%
Annual Return 2011	1.69%
(WFA Equity Gateway Funds - Class R) | (Wells Fargo Advantage Equity Value Fund) | Class R
Bar Chart Table:
Annual Return 2002
Annual Return 2003
Annual Return 2004	15.27%
Annual Return 2005	10.36%
Annual Return 2006	17.49%
Annual Return 2007	8.11%
Annual Return 2008	(41.15%)
Annual Return 2009	24.92%
Annual Return 2010	17.12%
Annual Return 2011	(8.10%)
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage C&B Large Cap Value Fund) | Class A
Bar Chart Table:
Annual Return 2002	(10.89%)
Annual Return 2003	33.46%
Annual Return 2004	12.51%
Annual Return 2005	0.31%
Annual Return 2006	21.56%
Annual Return 2007	(2.04%)
Annual Return 2008	(36.05%)
Annual Return 2009	27.59%
Annual Return 2010	13.68%
Annual Return 2011	(0.83%)
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage Diversified Equity Fund) | Class A
Bar Chart Table:
Annual Return 2002	(22.12%)
Annual Return 2003	29.07%
Annual Return 2004	10.49%
Annual Return 2005	6.25%
Annual Return 2006	13.95%
Annual Return 2007	5.60%
Annual Return 2008	(39.33%)
Annual Return 2009	28.21%
Annual Return 2010	14.50%
Annual Return 2011	(2.78%)
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage Emerging Growth Fund) | Class A
Bar Chart Table:
Annual Return 2004
Annual Return 2005
Annual Return 2006
Annual Return 2007
Annual Return 2008	(47.32%)
Annual Return 2009	32.46%
Annual Return 2010	31.82%
Annual Return 2011	5.02%
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage Equity Value Fund) | Class A
Bar Chart Table:
Annual Return 2004	14.92%
Annual Return 2005	10.08%
Annual Return 2006	17.18%
Annual Return 2007	7.85%
Annual Return 2008	(41.28%)
Annual Return 2009	24.37%
Annual Return 2010	16.79%
Annual Return 2011	(8.17%)
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage Index Fund) | Class A
Bar Chart Table:
Annual Return 2002	(22.48%)
Annual Return 2003	27.70%
Annual Return 2004	10.25%
Annual Return 2005	4.36%
Annual Return 2006	15.19%
Annual Return 2007	4.94%
Annual Return 2008	(37.35%)
Annual Return 2009	25.91%
Annual Return 2010	14.49%
Annual Return 2011	1.59%
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage International Value Fund) | Class A
Bar Chart Table:
Annual Return 2004	25.73%
Annual Return 2005	10.54%
Annual Return 2006	28.58%
Annual Return 2007	2.77%
Annual Return 2008	(43.93%)
Annual Return 2009	30.59%
Annual Return 2010	7.03%
Annual Return 2011	(12.59%)
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage Small Company Growth Fund) | Class A
Bar Chart Table:
Annual Return 2002	(29.78%)
Annual Return 2003	49.99%
Annual Return 2004	13.01%
Annual Return 2005	3.88%
Annual Return 2006	9.52%
Annual Return 2007	3.19%
Annual Return 2008	(44.80%)
Annual Return 2009	46.47%
Annual Return 2010	34.68%
Annual Return 2011	(3.50%)
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage Small Company Value Fund) | Class A
Bar Chart Table:
Annual Return 2002	(6.46%)
Annual Return 2003	43.28%
Annual Return 2004	23.27%
Annual Return 2005	9.45%
Annual Return 2006	12.96%
Annual Return 2007	(13.99%)
Annual Return 2008	(39.60%)
Annual Return 2009	44.43%
Annual Return 2010	26.62%
Annual Return 2011	(4.30%)